SEGMENT INFORMATION	3 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
SEGMENT INFORMATION

3. SEGMENT INFORMATION

We evaluate our business operations each reporting period to determine whether any of our gathering system operating segments in which we internally report financial information are considered significant and would require us to separately disclose certain segment financial information in our external reporting. As a result of our evaluation for the quarterly period ended June 30, 2017, we determined that both the Summit Utica natural gas gathering system and the Ohio Gathering natural gas gathering system, each previously reported within the Utica Shale reportable segment, were and are expected to continue to be significant operating segments. As such, we modified our current segments such that the Utica Shale reportable segment includes the Summit Utica gathering system and the Ohio Gathering reportable segment includes our ownership interest in OGC and OCC. We have disclosed the required segment information for Summit Utica and Ohio Gathering and the periods presented herein have been recast to reflect this change.

As of March 31, 2017, our reportable segments are:

•	the Utica Shale, which is served by Summit Utica;
•	Ohio Gathering, which includes our ownership interest in OGC and OCC;
•	the Williston Basin, which is served by Bison Midstream, Polar and Divide and Tioga Midstream;
•	the Piceance/DJ Basins, which is served by Grand River and Niobrara G&P;
•	the Barnett Shale, which is served by DFW Midstream; and
•	the Marcellus Shale, which is served by Mountaineer Midstream.

Each of our reportable segments provides midstream services in a specific geographic area. Our reportable segments reflect the way in which we internally report the financial information used to make decisions and allocate resources in connection with our operations.

As noted above, the Ohio Gathering reportable segment includes our investment in Ohio Gathering (see Note 7). Segment assets for Ohio Gathering include the associated investment in equity method investees. Income or loss from equity method investees, as reflected on the statements of operations, solely relates to Ohio Gathering and is recognized and disclosed on a one-month lag (see Note 7). No other line items in the statements of operations or cash flows, as disclosed in the tables below, include results for our investment in Ohio Gathering.

Corporate and other represents those results that are (i) not specifically attributable to a reportable segment (ii) not individually reportable or (iii) that have not been allocated to our reportable segments, including certain general and administrative expense items, natural gas and crude oil marketing services and transaction costs for the purpose of evaluating their performance.

Assets by reportable segment follow.

	March 31, 2017	December 31, 2016
	(In thousands)
Assets:
Utica Shale	$210,940	$199,392
Ohio Gathering	702,751	707,415
Williston Basin	701,453	724,084
Piceance/DJ Basins	805,775	843,440
Barnett Shale	396,516	404,314
Marcellus Shale	222,871	224,709
Total reportable segment assets	3,040,306	3,103,354
Corporate and other	15,146	12,294
Eliminations	(379)	(469)
Total assets	$3,055,073	$3,115,179

Revenues by reportable segment follow.

	Three months ended March 31,
	2017	2016
	(In thousands)
Revenues (1):
Utica Shale	$8,796	$4,283
Williston Basin	66,885	30,008
Piceance/DJ Basins	34,808	28,993
Barnett Shale	17,742	20,402
Marcellus Shale	6,904	6,885
Total reportable segments revenue	135,135	90,571
Corporate and other	1,786	—
Eliminations	(1,116)	—
Total revenues	$135,805	$90,571

__________

(1) Excludes revenues earned by Ohio Gathering due to equity method accounting.

Counterparties accounting for more than 10% of total revenues were as follows:

	Three months ended March 31,
	2017	2016
Percentage of total revenues (1)(2):
Counterparty A - Williston Basin	32%	*

__________

(1) Includes recognition of revenue that was previously deferred in connection with minimum volume commitments (see Note 8).

(2) Excludes revenues earned by Ohio Gathering due to equity method accounting.

* Less than 10%

Depreciation and amortization, including the amortization expense associated with our favorable and unfavorable gas gathering contracts as reported in other revenues, by reportable segment follows.

	Three months ended March 31,
	2017	2016
	(In thousands)
Depreciation and amortization (1):
Utica Shale	$1,647	$844
Williston Basin	8,381	8,357
Piceance/DJ Basins	12,211	12,273
Barnett Shale (2)	3,762	4,056
Marcellus Shale	2,263	2,219
Total reportable segment depreciation and amortization	28,264	27,749
Corporate and other	154	116
Total depreciation and amortization	$28,418	$27,865

__________

(1) Excludes depreciation and amortization recognized by Ohio Gathering due to equity method accounting.

(2) Includes the amortization expense associated with our favorable and unfavorable gas gathering contracts as reported in other revenues.

Cash paid for capital expenditures by reportable segment follow.

	Three months ended March 31,
	2017	2016
	(In thousands)
Cash paid for capital expenditures (1):
Utica Shale	$7,862	$34,988
Williston Basin	429	18,034
Piceance/DJ Basins	5,864	5,824
Barnett Shale	(995)	563
Marcellus Shale	265	1,738
Total reportable segment capital expenditures	13,425	61,147
Corporate and other	1,003	179
Total cash paid for capital expenditures	$14,428	$61,326

__________

(1) Excludes cash paid for capital expenditures by Ohio Gathering due to equity method accounting.

We assess the performance of our reportable segments based on segment adjusted EBITDA. We define segment adjusted EBITDA as total revenues less total costs and expenses; plus (i) other income excluding interest income, (ii) our proportional adjusted EBITDA for equity method investees, (iii) depreciation and amortization, (iv) adjustments related to MVC shortfall payments, (v) unit-based and noncash compensation, (vi) Deferred Purchase Price Obligation expense, (vii) early extinguishment of debt expense, (viii) impairments and (ix) other noncash expenses or losses, less other noncash income or gains.  We define proportional adjusted EBITDA for our equity method investees as the product of (i) total revenues less total expenses, excluding impairments and other noncash income or expense items and (ii) amortization for deferred contract costs; multiplied by our ownership interest in Ohio Gathering during the respective period.

For the purpose of evaluating segment performance, we exclude the effect of corporate and other revenues and expenses, such as certain general and administrative expenses (including compensation-related expenses and professional services fees), natural gas and crude oil marketing services, transaction costs, interest expense, Deferred Purchase Price Obligation expense, early extinguishment of debt expense and income tax expense or benefit from segment adjusted EBITDA.

Segment adjusted EBITDA by reportable segment follows.

	Three months ended March 31,
	2017	2016
	(In thousands)
Reportable segment adjusted EBITDA:
Utica Shale	$7,912	$3,189
Ohio Gathering	9,073	12,388
Williston Basin	17,809	19,719
Piceance/DJ Basins	28,974	24,817
Barnett Shale	12,088	14,077
Marcellus Shale	5,647	4,600
Total of reportable segments’ measures of profit or loss	$81,503	$78,790

A reconciliation of income or loss before income taxes and income or loss from equity method investees to total of reportable segments' measures of profit or loss follows.

	Three months ended March 31,
	2017	2016
	(In thousands)
Reconciliation of income or loss before income taxes and income or loss from equity method investees to total of reportable segments' measures of profit or loss:
Income (loss) before income taxes and (loss) income from equity method investees	$525	$(6,602)
Add:
Corporate and other	10,093	8,781
Interest expense	16,716	15,882
Early extinguishment of debt	22,020	—
Deferred Purchase Price Obligation expense	20,883	7,463
Depreciation and amortization	28,418	27,865
Proportional adjusted EBITDA for equity method investees	9,073	12,388
Adjustments related to MVC shortfall payments	(28,640)	11,142
Unit-based and noncash compensation	2,128	1,956
Loss (gain) on asset sales, net	3	(63)
Long-lived asset impairment	284	—
Less:
Interest income	—	22
Total of reportable segments' measures of profit or loss	$81,503	$78,790

We include adjustments related to MVC shortfall payments in our calculation of segment adjusted EBITDA to account for (i) the net increases or decreases in deferred revenue for MVC shortfall payments and (ii) our inclusion of expected annual MVC shortfall payments.  With respect to the impact of a net change in deferred revenue for MVC shortfall payments, we treat increases in deferred revenue balances as a favorable adjustment to segment adjusted EBITDA, while decreases in deferred revenue balances are treated as an unfavorable adjustment to segment adjusted EBITDA.  We also include a proportional amount of any historical and expected MVC shortfall payments in each quarter prior to the quarter in which we actually recognize the shortfall payment.  The expected MVC shortfall payment adjustments have not been billed to our customers and are not recognized in our unaudited condensed consolidated financial statements.

Adjustments related to MVC shortfall payments by reportable segment follow.

	Three months ended March 31, 2017
	Williston Basin	Piceance/DJ Basins	Barnett Shale	Total

	(In thousands)
Adjustments related to MVC shortfall payments:
Net change in deferred revenue for MVC shortfall payments	$(37,693)	$(792)	$—	$(38,485)
Expected MVC shortfall payments	1,982	6,545	1,318	9,845
Total adjustments related to MVC shortfall payments	$(35,711)	$5,753	$1,318	$(28,640)

	Three months ended March 31, 2016
	Williston Basin	Piceance/DJ Basins	Barnett Shale	Total

	(In thousands)
Adjustments related to MVC shortfall payments:
Net change in deferred revenue for MVC shortfall payments	$235	$1,238	$—	$1,473
Expected MVC shortfall payments	3,301	6,279	89	9,669
Total adjustments related to MVC shortfall payments	$3,536	$7,517	$89	$11,142